UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith III
Title:    Chairman & President
Phone:    616-396-0119

Signature, Place, and Date of Signing:

/s/ Benj. A. Smith, III              Holland, MI                08/11/03
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      62

Form 13F Information Table Value Total:  $115,282
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                                  June 30, 2003

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value     Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)    Prn Amt   Prn  Call  Dscretn  Managers  Sole    Shared   None
-----------------------------   ---------   -----      --------    -------   ---  ---   -------  --------  ----    ------   ----

AFFILIATED COMPUTER CL A           COM     008190100      1198       26190   SH         Sole               6750              19440
ALLEGIANT BANCORP                  COM     017476102       304       15000   SH         Sole                                 15000
AMBAC FINL GROUP INC COM           COM     023139108       341        5150   SH         Sole               1100               4050
AMERICAN INTL GROUP COM            COM     026874107       404        7315   SH         Sole               1021               6294
AMGEN INC COM                      COM     031162100      2019       30615   SH         Sole               8700              21915
APPLEBEES INTL INC COM             COM     037899101      3339      106237   SH         Sole              26200              80037
BED BATH & BEYOND INC COM          COM     075896100      2727       70246   SH         Sole              16850              53396
CAPITAL ONE FINL CORP COM          COM     14040H105       256        5200   SH         Sole               1700               3500
CAPITOL BANCORP LTD                COM     14056D105       406       15000   SH         Sole                                 15000
CARDINAL HEALTH INC COM            COM     14149Y108      3880       60338   SH         Sole              15387              44951
CHEESECAKE FACTORY INC COM         COM     163072101       765       21350   SH         Sole               7500              13850
CINTAS CORPORATION                 COM     172908105      2187       61720   SH         Sole              16650              45070
CISCO SYSTEMS INC.                 COM     17275R102      4267      254147   SH         Sole              54248             199899
CITIGROUP                          COM     172967101      3227       75401   SH         Sole              18850              56551
COBIZ INC COM                      COM     190897108       266       20000   SH         Sole                                 20000
E M C CORP MASS COM                COM     268648102      2127      203127   SH         Sole              47300             155827
FIRST IND CORP COM                 COM     32054R108       208       12100   SH         Sole                                 12100
FIRST MERCHANTS CORP COM           COM     320817109       236        9771   SH         Sole                                  9771
FIRST MIDWEST BANCORP              COM     320867104       571       19811   SH         Sole                                 19811
FIRST OAK BROOK BANCSH COM         COM     335847208       724       21935   SH         Sole               1100              20835
FIRST SECURITYFED FINL COM         COM     336392105       247        9900   SH         Sole                                  9900
FIRST TENN NATL CORP COM           COM     337162101      2465       56140   SH         Sole              13475              42665
FIRSTBANK CORP MICH COM            COM     33761G104      1320     43571.2   SH         Sole               5183            38388.2
FISERV INC.                        COM     337738108      4957      139009   SH         Sole              21531             117478
FREDDIE MAC                        COM     313400301      2219       43700   SH         Sole               7400              36300
GENERAL ELECTRIC                   COM     369604103      2890      100767   SH         Sole              22400              78367
GENTEX CORP COM                    COM     371901109      1056       34465   SH         Sole              12860              21605
GENZYME CORP. GENL.                COM     372917104      2370       56610   SH         Sole              14500              42110
HEMLOCK FEDERAL FINANCIAL CORP     COM     423666106       217        8000   SH         Sole                                  8000
HOME DEPOT INC COM                 COM     437076102      2939   88736.045   SH         Sole              16450          72286.045
HOME FED BANCORP COM               COM     436926109       306       12600   SH         Sole                                 12600
HUNTINGTON BANCSHARES COM          COM     446150104      2845      145836   SH         Sole                                145836
INDEPENDENT BANK CORPORATION       COM     453838104      1203       46821   SH         Sole               7510              39311
INTEL CORPORATION                  COM     458140100      3528  169532.593   SH         Sole              36800         132732.593
IRWIN FINL CORP COM                COM     464119106       433       16700   SH         Sole                                 16700
JOHNSON & JOHNSON COM              COM     478160104      4191   81057.504   SH         Sole              16100          64957.504
LAKELAND FINL CORP COM             COM     511656100       380       12500   SH         Sole                                 12500
LOWES COS INC COM                  COM     548661107      2678       62350   SH         Sole              15950              46400
MACATAWA BANK CORPORATION          COM     554225102      2891      119560   SH         Sole             119560
MAF BANCORP INC.                   COM     55261R108       836       22553   SH         Sole               3403              19150
MB FINANCIAL INC NEW COM           COM     55264U108       329        8200   SH         Sole                                  8200
MBNA CORP COM                      COM     55262L100      6005  288132.878   SH         Sole              48227         239905.878
MERCANTILE BANK CORP COM           COM     587376104       930       32567   SH         Sole                                 32567
MICROSOFT CORP COM                 COM     594918104      4052      158040   SH         Sole              36600             121440
MIDWEST BANK HOLDINGS              COM     598251106       536       27600   SH         Sole                                 27600
NATIONAL CITY CORP COM             COM     635405103       519       15856   SH         Sole                                 15856
OAK HILL FINL INC COM              COM     671337103       250       10000   SH         Sole                                 10000
ORACLE CORP COM                    COM     68389X105      2022      168346   SH         Sole              36700             131646
PFIZER INC COM                     COM     717081103      3792  111032.568   SH         Sole              24850          86182.568
POLARIS INDUSTRIES COM             COM     731068102       221        3600   SH         Sole                                  3600
REPUBLIC BANCORP INC COM           COM     760282103       535       39890   SH         Sole               1210              38680
ROYAL DUTCH PETE CO NY REG GLD     COM     780257804      4225       90637   SH         Sole              22157              68480
STRYKER CORP COM                   COM     863667101      2399       34580   SH         Sole               9105              25475
SYSCO CORP COM                     COM     871829107      1351       44970   SH         Sole              13100              31870
TCF FINL CORP COM                  COM     872275102       319        8000   SH         Sole                                  8000
TOWER FINANCIAL                    COM     891769101       376       28725   SH         Sole                                 28725
TRIBUNE CO NEW COM                 COM     896047107      3184       65930   SH         Sole              14000              51930
UNIZAN FINANCIAL CORP COM          COM     91528W101       285       16200   SH         Sole                                 16200
WALGREEN COMPANY                   COM     931422109      2227       73998   SH         Sole              17100              56898
WELLS FARGO & CO NEW COM           COM     949746101      5573  110581.221   SH         Sole              23744          86837.221
WYETH COM                          COM     983024100      3391   74452.804   SH         Sole              15875          58577.804
ZIONS BANCORPORATION COM           COM     989701107      3338       65960   SH         Sole              16100              49860


REPORT SUMMARY                     62 DATA RECORDS     115282           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED